Current Liabilities - Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Current Liabilites - Trade and Other Payables
NOTE 15. CURRENT LIABILITIES – TRADE AND OTHER PAYABLES

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Trade payables	3,790,216	5,448,213
Accruals	5,343,241	3,221,544
Other payables	428,708	354,843

	9,562,165	9,024,600